Exceptional items (Tables)	12 Months Ended
Jun. 30, 2025
Exceptional items
Schedule of exceptional items

	2025	2024	2023
	£’000	£’000	£’000
Club restructuring and redundancy costs	(19,731)	—	—
Costs associated with loss of office	(16,895)	(12,334)	—
Costs related to strategic review and share sale agreement with Trawlers Limited	—	(34,574)	—
Football League pension scheme deficit (Note 29)	—	(870)	—
	(36,626)	(47,778)	—